Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.4%
International Alternative Fund - 16.0%
Transamerica Unconstrained Bond (A)	21,121,761	$ 206,782,045

International Equity Funds - 12.0%
Transamerica Emerging Markets Opportunities (A) (B)	3,989,539	38,738,423
Transamerica International Equity (A)	2,799,282	46,748,018
Transamerica International Growth (A)	7,198,512	57,444,124
Transamerica International Small Cap Value (A)	951,878	11,793,774

		154,724,339

U.S. Equity Funds - 24.3%
Transamerica JPMorgan Enhanced Index VP (A)	1,318,738	28,260,565
Transamerica Large Cap Value (A)	10,280,092	95,296,456
Transamerica Mid Cap Growth (A)	1,644,615	20,113,643
Transamerica Mid Cap Value Opportunities (A)	1,775,684	17,721,325
Transamerica Morgan Stanley Capital Growth VP (A)	1,670,325	55,955,873
Transamerica Small Cap Value (A)	1,828,864	14,210,275
Transamerica T. Rowe Price Small Cap VP (A)	1,742,000	26,948,741
Transamerica WMC US Growth VP (A)	1,398,645	54,645,070

		313,151,948

U.S. Fixed Income Funds - 32.8%
Transamerica Core Bond (A)	12,241,347	130,492,762
Transamerica High Yield Bond (A)	6,507,161	56,221,873
Transamerica Intermediate Bond (A)	21,251,201	231,850,600
Transamerica Short-Term Bond (A)	414,204	4,200,029

		422,765,264

U.S. Mixed Allocation Fund - 12.3%
Transamerica PIMCO Total Return VP (A)	13,282,452	158,858,130

Total Investment Companies (Cost $1,215,713,661)		1,256,281,726

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Note 2.50%, 01/31/2021 (C)	$ 28,632,700	28,858,630

Total U.S. Government Obligation (Cost $29,008,168)		28,858,630

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $5,693,428 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $5,807,404.	5,693,428	5,693,428

Total Repurchase Agreement (Cost $5,693,428)		5,693,428

Total Investments (Cost $1,250,415,257)		1,290,833,784
Net Other Assets (Liabilities) - (0.0)% (E)		(399,694)

Net Assets - 100.0%		$ 1,290,434,090

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	74	12/31/2020	$9,313,742	$9,326,313	$12,571	$—
10-Year U.S. Treasury Note	159	12/21/2020	22,124,936	22,185,469	60,533	—
30-Year U.S. Treasury Bond	250	12/21/2020	44,203,662	44,070,312	—	(133,350)
CAD Currency	133	12/15/2020	10,106,471	9,992,290	—	(114,181)
EUR Currency	68	12/14/2020	10,055,392	9,975,175	—	(80,217)
EURO STOXX 50® Index	561	12/18/2020	21,721,097	21,008,354	—	(712,743)
GBP Currency	80	12/14/2020	6,506,152	6,452,000	—	(54,152)
JPY Currency	56	12/14/2020	6,595,654	6,641,250	45,596	—
MSCI EAFE Index	342	12/18/2020	32,247,702	31,689,720	—	(557,982)
S&P 500® E-Mini Index	260	12/18/2020	43,317,378	43,576,000	258,622	—
U.S. Treasury Ultra Bond	147	12/21/2020	32,772,254	32,606,437	—	(165,817)

Total					$377,322	$(1,818,442)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(181)	12/18/2020	$(13,594,770)	$(13,614,820)	$—	$(20,050)
FTSE 100 Index	(458)	12/18/2020	(35,515,855)	(34,522,093)	993,762	—
MSCI Emerging Markets Index	(3)	12/18/2020	(157,465)	(163,275)	—	(5,810)
S&P/ASX 200 Index	(178)	12/17/2020	(18,950,457)	(18,492,781)	457,676	—
S&P/TSX 60 Index	(130)	12/17/2020	(18,783,377)	(18,774,361)	9,016	—
TOPIX Index	(110)	12/10/2020	(16,591,149)	(16,953,966)	—	(362,817)

Total					$1,460,454	$(388,677)

Total Futures Contracts					$1,837,776	$(2,207,119)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,256,281,726	$—	$—	$1,256,281,726
U.S. Government Obligation	—	28,858,630	—	28,858,630
Repurchase Agreement	—	5,693,428	—	5,693,428

Total Investments	$1,256,281,726	$34,552,058	$—	$1,290,833,784

Other Financial Instruments
Futures Contracts (G)	$1,837,776	$—	$—	$1,837,776

Total Other Financial Instruments	$1,837,776	$—	$—	$1,837,776

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(2,207,119)	$—	$—	$(2,207,119)

Total Other Financial Instruments	$(2,207,119)	$—	$—	$(2,207,119)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$41,833,821	$10,937,080	$(41,712,713)	$(6,141,564)	$(4,916,624)	$—	—	$—	$—
Transamerica Core Bond	149,616,512	2,971,071	(28,765,103)	1,392,086	5,278,196	130,492,762	12,241,347	2,971,071	—
Transamerica Emerging Markets Equity	26,971,495	—	(27,311,157)	(1,607,308)	1,946,970	—	—	—	—
Transamerica Emerging Markets Opportunities	—	38,064,785	—	—	673,638	38,738,423	3,989,539	—	—
Transamerica High Yield Bond	15,803,960	41,823,969	—	—	(1,406,056)	56,221,873	6,507,161	1,881,248	—
Transamerica Intermediate Bond	309,470,439	4,310,883	(93,930,698)	4,456,415	7,543,562	231,850,601	21,251,201	4,310,883	—
Transamerica International Equity	77,322,339	—	(21,731,210)	(1,273,370)	(7,569,741)	46,748,018	2,799,282	—	—
Transamerica International Growth	38,892,728	23,389,500	(6,063,365)	(1,409,656)	2,634,918	57,444,125	7,198,512	—	—
Transamerica International Small Cap Value	20,273,118	—	(6,528,599)	(386,450)	(1,564,295)	11,793,774	951,878	—	—
Transamerica JPMorgan Enhanced Index VP	107,454,713	2,563,771	(81,625,296)	16,882,808	(17,015,431)	28,260,565	1,318,738	463,259	2,100,512
Transamerica JPMorgan Mid Cap Value VP	19,885,017	—	(16,081,151)	(4,959,345)	1,155,479	—	—	—	—
Transamerica Large Cap Value	61,691,183	45,909,242	—	—	(12,303,969)	95,296,456	10,280,092	1,243,643	—
Transamerica Mid Cap Growth	—	19,170,350	—	—	943,293	20,113,643	1,644,615	—	—
Transamerica Mid Cap Value Opportunities	20,953,069	—	—	—	(3,231,745)	17,721,324	1,775,684	—	—
Transamerica Morgan Stanley Capital Growth VP	34,225,579	28,892,979	(36,076,850)	1,226,933	27,687,231	55,955,872	1,670,325	282,563	1,851,716
Transamerica PIMCO Total Return VP	204,155,151	7,322,129	(56,610,963)	1,645,362	2,346,451	158,858,130	13,282,452	7,322,128	—
Transamerica Short-Term Bond	4,104,941	73,688	—	—	21,400	4,200,029	414,204	74,011	—
Transamerica Small Cap Value	—	14,965,800	—	—	(755,525)	14,210,275	1,828,864	—	—
Transamerica T. Rowe Price Small Cap VP	28,670,055	1,848,654	(2,044,788)	458,203	(1,983,383)	26,948,741	1,742,000	—	1,848,654
Transamerica Unconstrained Bond	136,214,494	73,226,505	(5,682,765)	(66,423)	3,090,234	206,782,045	21,121,761	4,711,084	—
Transamerica WMC US Growth VP	38,974,554	24,162,270	(13,854,688)	4,220,587	1,142,347	54,645,070	1,398,645	441,769	3,842,390

Total	$1,336,513,168	$339,632,676	$(438,019,346)	$14,438,278	$3,716,950	$1,256,281,726	111,416,300	$23,701,659	$9,643,272

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $28,858,630.
(D)	Rate disclosed reflects the yield at September 30, 2020.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 5